Remuneration of Auditors (Tables)	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Summary of Detailed Information About Auditors Remuneration
During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related
audit firms.

	Consolidated
	June 30, 2024 A$	June 30, 2023 A$	June 30, 2022 A$
Audit fees
PricewaterhouseCoopers Australia
Audit or review of the financial report	661,381	789,291	561,485
Other audit and assurance services in relation to regulatory filings overseas	—	77,421	—
Other auditors
Audit of the local statutory accounts overseas	26,983	—	—

Total remuneration	688,364	866,712	561,485